Segment Information	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Segment information

5. Segment information

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Group that are regularly reviewed by the chief operating decision maker (“CODM”) in order to allocate resources to segments and to assess their performance.

The Group now consists of two reportable operating segments as follows:

(a)	Subscription, licensing and smart education business engages in the distribution of commercial copyrights and provision of music education solutions.

(b)	Music events and performances & other business engages in the provision of services related to music festival events and music performance, sale of Conch Smart Speakers, promotion and publicity and technical service.

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable operating segment’s profit/(loss), which is a measure of adjusted profit/(loss) before tax. The adjusted profit/(loss) before tax is measured consistently with the Group’s profit/(loss) before tax except that foreign exchange differences, net, finance income, non-lease-related finance costs, as well as head office and corporate income/expenses are excluded from such measurement.

Segment assets exclude amounts due from shareholders and related parties, cash and cash equivalents and other unallocated head office and corporate assets as these assets are managed on a group basis.

Segment liabilities exclude interest-bearing loans and borrowings, amounts due to related parties and shareholders, income tax payable and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

	Subscription, licensing and smart education business			Music events and performances & other business			Total
	For the years ended			For the years ended			For the years ended
	December 31,			December 31,			December 31,
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment revenue:
Sales to external Customers	60,818	103,595	84,209	8,103	3,342	30,906	68,921	106,937	115,115
Segment results:
The Group	(40,282)	(25,397)	(561,740)	(4,107)	(2,229)	(56,525)	(44,389)	(27,626)	(618,265)
	(40,282)	(25,397)	(561,740)	(4,107)	(2,229)	(56,525)	(44,389)	(27,626)	(618,265)
Reconciliation:
Finance income							2,433	9	34
Foreign exchange differences, net									1,023
Change in fair value of equity investment at fair value through profit or loss									(1,000)
Other unallocated gains									—
Corporate and other unallocated expenses							(17,732)	(31,155)	(267,618)
Non-lease related finance costs							(7,397)	(7,027)	(4,613)
Loss before Tax							(67,085)	(65,799)	(890,439)
Other segment information
Depreciation of property, plant and equipment	16	1,938	14,723	—	28	243	16	1,966	14,966
Depreciation of right-of-use assets	1,139	2,198	2,935	—	—	498	1,139	2,198	3,433
Amortisation of intangible assets	10,298	5,540	18,626	—	110	—	10,298	5,650	18,626
Impairment losses on financial assets, net	7,169	4,882	82,978	1	—	16,656	7,170	4,882	99,634
Impairment losses on investments in associates and joint ventures	2,370	20,525		—	—	—	2,370	20,525	—
Impairment of Inventories	—	—	7,840	—	—	—	—	—	7,840
Impairment of property, plant and equipment	—	—	34,858	—	—	—	—	—	34,858
Impairment of Intangible assets	35	—	427,314	—	—	—	35	—	427,314
Impairment of Goodwill	764	—	1,610	—	—	235,615	764	—	237,225

^	The Group has discontinued recognition of its share of loss of a joint venture and the unrecognised share of loss was Nil (2023: Nil; 2022: Nil) for the year ended December 31, 2024 and cumulatively RMB997,000 (December 31, 2023: 997,000) as at December 31, 2024. The joint venture was dissolved on February 18, 2022.
	Subscription, licensing and smart education business		Music events and performances & other business		Total
	As at December 31,		As at December 31,		As at December 31,
	2024	2023	2024	2023	2024	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment assets	206,981	219,314	11,230	14,693	218,211	234,007
Reconciliation:
Corporate and other unallocated assets					43,088	14,496
					261,299	248,503
Segment liabilities	131,319	122,299	15,382	15,286	146,701	137,585
Reconciliation:
Corporate and other unallocated liabilities					75,170	87,361
					221,871	224,946
Other segment information
Capital expenditure*	32,389	4,945	—	—	32,389	4,945

*	Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.

Geographical information

Geographical information is not presented since over 90% of the Group’s revenue from external customers is generated in the PRC and over 90% of the non-current assets of the Group (other than financial instruments) are located in the PRC. Accordingly, in the opinion of the directors, the presentation of geographical information would provide no additional useful information to the users of the consolidated financial statements

Information about major customers

Revenue from major customers of the Group which individually accounted for 10% or more of the Group’s revenue was derived from the subscription, licensing and smart education business segment.  The respective revenue generated by these customers for each reporting period is set out below:

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Customer A	*	*	25,396
Customer B	33,019	31,132	28,302
Customer C	9,434	*	*

*	Less than 10% of the Group’s revenue.